Commitments and Contingencies (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 6 - Commitments and Contingencies
Registration and Stockholder Rights
The holders of the founder shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the founder shares) will be entitled to registration rights pursuant to a registration rights and stockholder agreement to be signed prior to the consummation of the IPO, requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.
Underwriter Agreement
The underwriters were entitled to a deferred underwriting fee of approximately $0.376 per unit sold in the IPO, or $8,650,000 in the aggregate (including the fee related to the underwriters’ exercise of the over-allotment option) upon the completion of the Company’s Initial Business Combination. In the third quarter 2023, the underwriters waived any right to receive the deferred underwriting fee and will therefore receive no additional underwriting fee in connection with the Closing. As a result, the Company recognized $309,534 of income and $8,340,466 was recorded to accumulated deficit in relation to the reduction of the deferred underwriting fee. As of March 31, 2024 and December 31, 2023, the deferred underwriting fee is $0.
The Company complies with ASC 405 “Liabilities” and derecognized the deferred underwriting fee liability upon being released of the obligation by the underwriters. To account for the waiver of the deferred underwriting fee, the Company reduced the deferred underwriting fee liability to $0 and reversed the previously recorded cost of issuing the instruments in the IPO, which included recognizing a contra-expense of $309,534, which is the amount previously allocated to liability classified warrants and expensed upon the IPO, and reduced the accumulated deficit and increased income available to Class B common stock by $8,650,000, which was previously allocated to the Class A common stock subject to redemption and accretion recognized at the IPO date.
Marketing Fee Agreement
The Company engaged advisors to assist the Company in validating existing acquisition strategies and providing recommendations or potential amendments and refinements to said strategy. The fee structure is set as a minimum of $150,000 due upon an Initial Business Combination for advisory services. If the advisors provide lead information of a potential target company in an Initial Business Combination, the Company will pay the advisors between $2,000,000 and $6,000,000 (“Advisory Fee”) upon successful close of the Initial Business Combination. The advisors did not provide lead information related to the proposed Business Combination. As such, if the proposed Business Combination is consummated, the advisors are not due the Advisory Fee.
Excise Tax
In connection with the extension meetings to amend the Company’s amended and restated certificate of incorporation, holders of 21,282,422 shares of Class A common stock properly exercised their right to redeem their shares of Class A common stock for an aggregate redemption amount of $223,500,610. As such, the Company has recorded a 1% excise tax liability in the amount of $2,235,006 on the condensed consolidated balance sheets as of March 31, 2024 and December 31, 2023. The liability does not impact the condensed consolidated statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.
This excise tax liability can be offset by future share issuances within the same fiscal year which will be evaluated and adjusted in the period in which the issuances occur.

Note 6 - Commitments and Contingencies
Registration and Stockholder Rights
The holders of the founder shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the founder shares) will be entitled to registration rights pursuant to a registration rights and stockholder agreement to be signed prior to the consummation of the IPO, requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.
Underwriter Agreement
The underwriters were entitled to a deferred underwriting fee of approximately $0.376 per unit sold in the IPO, or $8,650,000 in the aggregate (including the fee related to the underwriters’ exercise of the over-allotment option) upon the completion of the Company’s initial Business Combination. In the third quarter 2023, the underwriters waived any right to receive the deferred underwriting fee and will therefore receive no additional underwriting fee in connection with the Closing. As a result, the Company recognized $309,534 of income and $8,340,466 was recorded to accumulated deficit in relation to the reduction of the deferred underwriting fee. As of December 31, 2023 and 2022, the deferred underwriting fee is $0 and $8,650,000, respectively.
The Company complies with ASC 405 “Liabilities” and derecognized the deferred underwriting fee liability upon being released of the obligation by the underwriters. To account for the waiver of the deferred underwriting fee, the Company reduced the deferred underwriting fee liability to $0 and reversed the previously recorded cost of issuing the instruments in the IPO, which included recognizing a contra-expense of $309,534, which is the amount previously allocated to liability classified warrants and expensed upon the IPO, and reduced the accumulated deficit and increased income available to Class B common stock by $8,650,000, which was previously allocated to the Class A common stock subject to redemption and accretion recognized at the IPO date.
Marketing Fee Agreement
The Company engaged advisors to assist the Company in validating existing acquisition strategies and providing recommendations or potential amendments and refinements to said strategy. The fee structure is set as a minimum of $150,000 due upon a Business Combination for advisory services. If the advisors provide lead information of a potential target company in a Business Combination, the Company will pay the advisors between $2,000,000 and $6,000,000 (“Advisory Fee”) upon successful close of the Business Combination. The advisors did not provide lead information related to the proposed Business Combination. As such, if the proposed Business Combination is consummated, the advisors are not due the Advisory Fee.
Excise Tax
In connection with the extension meetings to amend the Company’s amended and restated certificate of incorporation, holders of 21,282,422 shares of Class A common stock properly exercised their right to redeem their shares of Class A common stock for an aggregate redemption amount of $223,500,610. As such, the Company has recorded a 1% excise tax liability in the amount of $2,235,006 on the consolidated balance sheets as of December 31, 2023. The liability does not impact the consolidated statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.
This excise tax liability can be offset by future share issuances within the same fiscal year which will be evaluated and adjusted in the period in which the issuances occur.